LVIP T. Rowe Price 2030 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.72%
INVESTMENT COMPANIES–46.72%
Equity Funds–22.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	393,509	$5,051,084
LVIP SSGA S&P 500 Index Fund	1,265,595	42,010,163
LVIP SSGA Small-Cap Index Fund	109,418	3,788,037
		50,849,284
Fixed Income Fund–15.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,418,813	35,377,875
		35,377,875
International Equity Fund–8.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,549,843	20,301,393
		20,301,393
Total Affiliated Investments (Cost $60,703,302)		106,528,552

UNAFFILIATED INVESTMENTS–52.93%
INVESTMENT COMPANIES–52.93%
Equity Funds–26.22%
**T. Rowe Price Emerging Markets Discovery Stock Fund	247,969	4,304,739
**T. Rowe Price Growth Stock Fund	118,487	14,400,862
**T. Rowe Price Hedged Equity Fund	549,819	7,505,035
**T. Rowe Price Mid-Cap Growth Fund	25,341	2,608,892
**T. Rowe Price Mid-Cap Value Fund	66,736	2,224,326
**T. Rowe Price New Horizons Fund	28,208	1,609,243
**T. Rowe Price Real Assets Fund	602,711	10,318,405
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	40,397	$2,254,181
**T. Rowe Price Value Fund	296,604	14,548,437
		59,774,120
Fixed Income Funds–10.97%
**T. Rowe Price Dynamic Credit Fund	88,467	789,124
**T. Rowe Price High Yield Fund	962,847	5,796,339
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,222,891	11,568,548
**T. Rowe Price U.S. Treasury Long-Term Fund	942,076	6,848,892
		25,002,903
International Equity Funds–7.42%
**T. Rowe Price Emerging Markets Stock Fund	98,574	4,148,002
**T. Rowe Price International Stock Fund	208,841	4,757,391
**T. Rowe Price International Value Equity Fund	353,349	8,013,950
		16,919,343
International Fixed Income Funds–5.02%
**T. Rowe Price Emerging Markets Bond Fund	503,842	4,857,033
**T. Rowe Price International Bond Fund	770,095	6,592,017
		11,449,050
Money Market Fund–3.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	7,523,054	7,523,054
		7,523,054
Total Unaffiliated Investments (Cost $102,704,266)		120,668,470

TOTAL INVESTMENTS–99.65% (Cost $163,407,568)	227,197,022
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	807,274
NET ASSETS APPLICABLE TO 18,218,507 SHARES OUTSTANDING–100.00%	$228,004,296

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.72%@
Equity Funds-22.30%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,766,040	$1,011,133	$650,000	$51,361	$(127,450)	$5,051,084	393,509	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	40,718,412	5,489,197	7,750,000	3,303,666	248,888	42,010,163	1,265,595	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,688,701	556,553	625,000	47,859	119,924	3,788,037	109,418	—	—
Fixed Income Fund-15.52%@
✧✧LVIP SSGA Bond Index Fund	31,866,717	2,700,000	1,075,000	(231,907)	2,118,065	35,377,875	3,418,813	—	—
International Equity Fund-8.90%@
✧✧LVIP SSGA International Index Fund	17,934,978	831,270	2,750,000	445,950	3,839,195	20,301,393	1,549,843	6,270	—
Total	$98,974,848	$10,588,153	$12,850,000	$3,616,929	$6,198,622	$106,528,552		$6,270	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund–2